Property, plant, and equipment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, plant, and equipment

19. Property, plant, and equipment

	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance as of December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Additions (i)		-	-	-	-	-	74	-	6,368	6,442
Disposals		(35)	(11)	(15)	(7)	(13)	-	(8)	(131)	(220)
Assets retirement obligation	28(b)	-	-	-	324	-	-	-	-	324
Depreciation, depletion and amortization		(462)	(517)	(736)	(446)	(168)	(190)	(323)	-	(2,842)
Transfer to asset held for sale - PTVI	17(d)	(670)	-	(759)	(791)	(41)	(8)	(2)	(521)	(2,792)
Translation adjustment		578	574	214	286	187	28	138	541	2,546
Transfers		1,795	1,151	762	447	172	-	47	(4,374)	-
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Cost		17,381	14,858	10,326	15,663	4,435	2,208	5,391	11,208	81,470
Accumulated depreciation		(7,262)	(5,619)	(5,876)	(8,738)	(1,823)	(849)	(2,907)	-	(33,074)
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Additions (i)		-	-	-	-	-	83	-	5,839	5,922
Disposals and impairments (ii)		(28)	(382)	(88)	(1,636)	(8)	-	(3)	(466)	(2,611)
Assets retirement obligation	28(b)	-	-	-	(12)	-	-	-	-	(12)
Depreciation, depletion and amortization		(438)	(547)	(691)	(474)	(153)	(187)	(323)	-	(2,813)
Acquisition of Aliança Energia		27	87	329	2	-	4	51	73	573
Deconsolidation of VODC		-	(9)	(98)	(9)	-	(525)	-	(16)	(657)
Translation adjustment		(1,991)	(1,945)	(736)	(964)	(565)	(74)	(409)	(2,130)	(8,814)
Transfers		966	1,642	872	715	202	-	392	(4,789)	-
Balance as of December 31, 2024		8,655	8,085	4,038	4,547	2,088	660	2,192	9,719	39,984
Cost		15,266	13,539	9,681	12,715	3,643	1,412	4,801	9,719	70,776
Accumulated depreciation		(6,611)	(5,454)	(5,643)	(8,168)	(1,555)	(752)	(2,609)	-	(30,792)
Balance as of December 31, 2024		8,655	8,085	4,038	4,547	2,088	660	2,192	9,719	39,984

(i)	Includes capitalized interest.
(ii)	Includes impairment losses recognized in nickel operations in Thompson and Newfoundland and Labrador in the amounts of US$1,405 and US$540, respectively (note 20a). In addition, there were other impairment losses in the amount of US$265 and other disposals in the amount of US$401.

For more details regarding right of use and lease liability see note 25.

Accounting policy

Property, plant, and equipment are recorded at the cost of acquisition or construction, net of accumulated depreciation and impairment charges.

Mineral properties developed internally are determined by (i) direct and indirect costs attributed to build the mining facilities, (ii) financial charges incurred during the construction period, (iii) depreciation of other fixed assets used during construction, (iv) estimated decommissioning and site restoration expenses, and (v) other capitalized expenditures during the development phase (phase when the project demonstrates its economic benefit to the Company, and the Company has ability and intention to complete the project).

The depletion of mineral properties is determined based on the ratio between production and total proven and probable mineral reserves.

Property, plant and equipment, other than mineral properties are depreciated using the straight-line method based on the estimated useful lives, from the date on which the assets become available for their intended use and are capitalized, except for land which is not depreciated.

The estimated useful lives are as follows:

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Wagons	30 to 45 years
Railway equipment	5 to 37 years
Vessels	20 to 25 years
Other	2 to 50 years

The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if necessary.

Expenditures and stripping costs

(i) Exploration and evaluation expenditures - Expenditures on mining research are accounted for as operating expenses until the effective proof of economic feasibility and commercial viability of a given field can be demonstrated. From then on, the expenditures incurred are capitalized as mineral properties.

(ii) Expenditures on feasibility studies, new technologies and others research - The Company also conducts feasibility studies for many businesses which it operates including researching new technologies to optimize the mining process. After these costs are proven to generate future benefits to the Company, the expenditures incurred are capitalized.

(iii) Maintenance costs - Significant industrial maintenance costs, including spare parts, assembly services, and others, are recorded in property, plant and equipment and depreciated through the next programmed maintenance overhaul.

(iv) Stripping Costs – After the effective proof of economic feasibility and commercial viability of the field, the cost associated with the removal of overburden and other waste materials (“stripping costs”) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of the mineral properties. These costs are subsequently amortized over the useful life of the mine.

Post-production stripping costs are included in the cost of inventory, except when a new project is developed to permit access to a significant ore deposit. In such cases, the cost is capitalized as a non-current asset and is amortized during the extraction of the ore deposits, over the useful life of the ore deposits.

Critical accounting estimates and judgments

Mineral reserves - The estimates of proven and probable reserves are regularly evaluated and updated. These reserves are determined using generally accepted geological estimates. The calculation of reserves requires the Company to make assumptions about expected future conditions that are uncertain, including future ore prices, exchange rates, inflation rates, mining technology, availability of permits and production costs. Changes in assumptions could have a significant impact on the proven and probable reserves of the Company.

The estimated volume of mineral reserves is used as basis for the calculation of depletion of the mineral properties, and also for the estimated useful life which is a major factor to quantify the provision for asset retirement obligation, environmental recovery of mines and impairment of long-lived asset. Any changes to the estimates of the volume of mine reserves and the useful lives of assets may have a significant impact on the depreciation, depletion and amortization charges and assessments of impairment.